Cash and cash equivalents and financial investments (Tables)	6 Months Ended
Jun. 30, 2026
Cash And Cash Equivalents And Financial Investments
Schedule of cash and cash equivalents

	06.30.2026	12.31.2025
Cash at bank and in hand	110	222
Financial investments classified as cash equivalents
- In Brazil
Brazilian interbank deposit rate investment funds and repurchase agreements	1,997	1,178
Bank Deposit Certificates	178	72
Other investment funds	147	139
	2,322	1,389
- Abroad
Time deposits	1,516	3,315
Sweep accounts and interest-bearing accounts	2,483	1,498
Other financial investments	52	47
	4,051	4,860
Total financial investments classified as cash equivalents	6,373	6,249
Total	6,483	6,471

Schedule of financial investments

	06.30.2026	12.31.2025
Fair value through profit or loss	188	204
Amortized cost	3,747	2,525
Total	3,935	2,729
Current	3,903	2,726
Non-current (1)	32	3

(1) Non-current financial investments are classified in "Other Assets".